UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2021 through June 30, 2022

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942
Reporting Period: 07/01/2021 - 06/30/2022
Lord Abbett Municipal Income Fund, Inc.

===================== Lord Abbett California Tax Free Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Lord Abbett High Income Municipal Bond Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Lord Abbett Intermediate Tax Free Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett National Tax Free Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Lord Abbett New Jersey Tax Free Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett New York Tax Free Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Lord Abbett Short Duration High Income Municipal Bond Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Lord Abbett Short Duration Tax Free Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Lord Abbett Sustainable Municipal Bond Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 17, 2022